FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of assets
A)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,153	$—	$—	$2,153
Other investments	221	—	—	221
Derivatives	—	2	—	2
Receivables from provisional copper and gold sales	—	45	—	45
	$2,374	$47	$—	$2,421

B)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2019		As at December 31, 2018
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$524	$524	$559	$559
Other investments[2]	221	221	209	209
Derivative assets	2	2	3	3
	$747	$747	$771	$771
Financial liabilities
Debt[3]	$5,807	$6,925	$5,738	$6,183
Derivative liabilities	—	—	3	3
Other liabilities	519	519	297	297
	$6,326	$7,444	$6,038	$6,483

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]	Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

We do not offset financial assets with financial liabilities.

Disclosure of fair value measurement of liabilities [text block]
A)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2019	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$2,153	$—	$—	$2,153
Other investments	221	—	—	221
Derivatives	—	2	—	2
Receivables from provisional copper and gold sales	—	45	—	45
	$2,374	$47	$—	$2,421

B)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2019		As at December 31, 2018
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$524	$524	$559	$559
Other investments[2]	221	221	209	209
Derivative assets	2	2	3	3
	$747	$747	$771	$771
Financial liabilities
Debt[3]	$5,807	$6,925	$5,738	$6,183
Derivative liabilities	—	—	3	3
Other liabilities	519	519	297	297
	$6,326	$7,444	$6,038	$6,483

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]	Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.